Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net Income (loss)	$ (17,400)	$ (21,073)	$ (5,753)	$ (47,711)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	5,262	(1,257)	(11,387)	(2,025)
Unrealized gain (loss) on marketable Securities	(356)	0	0	0
Other comprehensive income (loss), net of tax	4,906	(1,257)	(11,387)	(2,025)
Comprehensive Income (loss)	$ (12,494)	$ (22,330)	$ (17,140)	$ (49,736)